Loss and Loss Adjustment Expense Reserves -Schedule of Cumulative Paid Losses Net of Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Insurance Loss Reserves [Abstract]
Balance, beginning of period, gross of reinsurance	$ 9,583	$ 5,884	$ 6,971	$ 2,123
Less reinsurance recoverable on loss and LAE expense reserves	(6,012)	(3,431)	(3,652)	(120)
Balance, beginning of period, net of reinsurance	3,571	2,453	3,319	2,003
Incurred related to: Current year	8,717	6,487	15,953	15,090
Incurred related to: Prior years	(922)	(44)	(2,144)	(173)
Paid related to: Current year	(7,246)	(5,671)	(12,060)	(12,719)
Paid related to: Prior years	411	36	(537)	(940)
Paid related to: Balance, September 30, net of reinsurance	4,531	3,261	4,531	3,261
Paid related to: Plus reinsurance recoverable related to loss and LAE expense reserves	17,560	5,366	17,560	5,366
Balance, September 30, gross of reinsurance	$ 22,091	$ 8,627	$ 22,091	$ 8,627